SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2012:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2012	163,000	$23.88	237,000	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	-	-
Forfeited during the year	-	-	(8,500)	-
Non-vested at December 31, 2012	163,000	$23.88	228,500	$22.06

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2011:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2011	163,000	$23.88	237,000	$22.06